Other Current Liabilities (Details Narrative) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other current liabilities	$ 313,000	$ 452,000	$ 445,000